Segment analysis (Tables)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Contributions by Reportable Segments
Reported contributions by operating sector were as follows:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020 1
	£m	£m

Revenue
Global Integrated Agencies	5,169.7	4,725.1
Public Relations	449.9	446.8
Specialist Agencies	512.9	410.8
	6,132.5	5,582.7

Revenue less pass-through costs 2
Global Integrated Agencies	4,068.9	3,896.2
Public Relations	429.4	426.3
Specialist Agencies	400.9	345.2

Headline operating profit 3
Global Integrated Agencies	482.9	282.3
Public Relations	63.5	71.9
Specialist Agencies	44.0	28.1
	590.4	382.3
Notes
1
During 2020, the Group announced the intention to combine Grey and AKQA into AKQA Group, and to bring Geometry and GTB into VMLY&R, and International Healthcare into VMLY&R and Ogilvy. As a result AKQA, Geometry, GTB and International Healthcare are now reported within Global Integrated Agencies, having previously been reported within Specialist Agencies. Prior year figure have been re-presented to reflect these changes.

2
Revenue less pass-through costs is revenue less media, and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 4 for more details of the pass-through costs.

3	A reconciliation from operating profit/(loss) to headline operating profit is provided in note 20.

Contributions by Geographical Area
Reported contributions by geographic
a
l area were as follows:

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020
	£m	£m

Revenue
North America 1	2,183.7	2,177.1
United Kingdom	927.0	757.6
Western Continental Europe	1,340.6	1,092.9
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	1,681.2	1,555.1
	6,132.5	5,582.7

Revenue less pass-through costs 2
North America 1	1,817.6	1,856.1
United Kingdom	679.7	585.6
Western Continental Europe	1,050.0	919.5
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	1,351.9	1,306.5

Headline operating profit 3
North America 1	271.4	215.4
United Kingdom	83.5	35.4
Western Continental Europe	103.7	43.8
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	131.8	87.7
	590.4	382.3
Notes
1
North America includes the US with revenue of £2,046.9 million (2020: £2,065.2 million), revenue less pass-through costs of £1,695.9 million (2020: £1,757.5 million) and headline operating profit of £254.1 million (2020: £207.1 million).

2
Revenue less pass-through costs is revenue less media, and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 4 for more details of the pass-through costs.

3	A reconciliation from operating profit/(loss) to headline operating profit is provided in note 20.